Loans and ACL (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended					12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2014	Sep. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable [Line Items]
Modifications that defaulted during the period that had been classified as a TDR during the previous 12 months						$ 73	$ 81	$ 78
Retail | Sales finance
Financing Receivable [Line Items]
Purchased loan portfolio	$ 1,900	$ 1,000
Retail | Residential mortgage-nonguaranteed
Financing Receivable [Line Items]
Loans transferred					$ 8,300
Loans sold			$ 140	$ 550
Allowance for loan and lease losses, loans sold			19	57
Gain on sale of residential mortgage loans			$ 24	$ 42
Retail | Direct retail lending
Financing Receivable [Line Items]
Loans transferred					$ (8,300)